Federated Conservative Allocation Fund
Federated Growth Allocation Fund
Federated Moderate Allocation Fund

Institutional Shares
Select Shares

Each a Portfolio of Federated Managed Allocation Portfolios

--------------------------------------------------------------------------------

Supplement to prospectuses dated January 31, 2007.


     Under the sub-section entitled "PORTFOLIO MANAGEMENT INFORMATION", please delete the biography of John W. Harris in its entirety and replace with the following:


           Gary P. Sabol

          Gary P. Sabol has been the Portfolio Manager responsible for the asset allocation of the Fund since July 2007. Mr. Sabol joined Federated in April 1992 as a Fund Analyst. Since May 2005, Mr. Sabol has been the Manager of the Equity Performance Attribution and Risk Management Team, providing analysis to global equity funds. He became a Vice President of the Fund's Adviser in February 2007. Mr. Sabol earned his B.S. in Finance and his M.S. in Finance and Accounting from Duquesne University.



                                                                 July 16, 2007






     Federated Securities Corp., Distributor

     Cusip 314212507                Cusip 314212309  Cusip 314212101
     Cusip 314212606                Cusip 314212408  Cusip 314212200



     37120 (7/07)


Federated Conservative Allocation Fund
Federated Growth Allocation Fund
Federated Moderate Allocation Fund

Institutional Shares
Select Shares

Each a Portfolio of Federated Managed Allocation Portfolios

--------------------------------------------------------------------------------

Supplement to Statement of Additional Information dated January 31, 2007.

     Under the section entitled "PORTFOLIO MANAGER INFORMATION", please delete the information for John W. Harris and replace with the following.


Portfolio Manager Information
The following information about the Funds' portfolio manager is provided as of June 30, 2007.


                                                             -----------------------------------------------------------------
Other Accounts Managed                                       Total Number of Other Accounts   Managed / Total Assets*
-----------------------------------------------------------
Gary P. Sabol
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Gary Sabol is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

In his interim Portfolio Manager role with respect to the Funds, Mr. Sabol's variable incentive will be based on management's assessment of his transition leadership and overall contributions to Fund performance and any other factors deemed as relevant.

Mr. Sabol also leads a research team that analyzes performance and risk for Federated's equity accounts. IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. each account's designated benchmark, and vs. the account's designated peer group of comparable accounts. Performance periods are adjusted on accounts with less than five years performance history; accounts with less than one-year of performance history may be excluded. For purposes of calculating the annual incentive amount, each account supported is categorized into a designated "Strategy". Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to account performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.




                                                              July 16, 2007



     Federated Securities Corp., Distributor

     Cusip 314212507                Cusip 314212309  Cusip 314212101
     Cusip 314212606                Cusip 314212408  Cusip 314212200


     37121 (7/07)





Federated Target ETF Fund 2015

Federated Target ETF Fund 2025

Federated Target ETF Fund 2035

Class A Shares
Class K Shares
Institutional Shares


Each a Portfolio of Federated Managed Allocation Portfolios


--------------------------------------------------------------------------------

Supplement to prospectus dated January 31, 2007.


     1. Under the section entitled "Who Manages the Funds" please delete the biography of John W. Harris in its entirety and insert the following:


     Gary P. Sabol has been appointed as the interim portfolio manager of the Funds pending consideration by the Funds' Board of Trustees of a proposal to appoint Federated Global Investment Management Corp. as the Adviser to the Funds as part of Federated's continuing efforts to utilize its various wholly owned investment advisory subsidiaries and their personnel most effectively in delivering advisory services to the Federated funds. Mr. Sabol will perform the asset allocation responsibilities previously performed by Mr. Harris. If Federated Global Investment Management Corp. is approved as the Adviser to the Funds, Philip J. Orlando, Timothy H. Goodger, and James P. Gordon Jr. will become the portfolio managers of the Funds responsible for asset allocation effective August 17, 2007 and Mr. Sabol would simultaneously cease to be a portfolio manager of the Funds. There is no assurance that the Board of Trustees will approve Federated Global Investment Management Corp. as the Adviser to the Funds. Shareholders of the Funds will be notified if such approval does not occur. The biographies of Mr. Sabol, Mr. Orlando, Mr. Goodger and Mr. Gordon are set forth below.



           Gary P. Sabol

          Gary P. Sabol has been the Portfolio Manager responsible for the asset allocation of the Funds since July 2007. Mr. Sabol joined Federated in April 1992 as a Fund Analyst. Since May 2005, Mr. Sabol has been the Manager of the Equity Performance Attribution and Risk Management Team, providing analysis to global equity funds. He became a Vice President of the Funds' Adviser in February 2007. Mr. Sabol earned his B.S. in Finance and his M.S. in Finance and Accounting from Duquesne University.



           Philip J. Orlando

          Philip J. Orlando, Chartered Financial Analyst, has been the Portfolio Manager responsible for the asset allocation of the Funds since August 17, 2007. Mr. Orlando joined Federated in March 2003 as a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser. Currently, Mr. Orlando is the Chief Equity Market Strategist of the Funds' Adviser. From November 1995 to March 2003, Mr. Orlando was the Chief Investment Officer and Senior Equity Portfolio Manager at Value Line Asset Management. Mr. Orlando earned his B.A. in Journalism and M.B.A with a concentration in Economics from New York University.

           Timothy H. Goodger

          Timothy H. Goodger has been the Portfolio Manager responsible for the asset allocation of the Funds since August 17, 2007. Mr. Goodger joined Federated in July 2005 as a Quantitative Analyst. He became an Assistant Vice President of the Funds' Adviser in January 2007. From September 2003 to July 2005, Mr. Goodger was a Research Associate for the U.S. Equity Strategy Team at Lehman Brothers. Mr. Goodger earned his B.A. in Economics from the University of California at Davis, his M.A. in International Studies from the University of Washington and his Ph.D. in Economics from the University of North Carolina at Chapel Hill.

           James P. Gordon Jr.

          James  P.  Gordon  Jr.,  Chartered  Financial  Analyst,  has  been the
          Portfolio Manager responsible for the asset allocation of the Funds since August 17, 2007. Mr. Gordon joined Federated in September 2002 as a Vice President of the Funds' Adviser and the Head of Quantitative Research and Analysis. Mr. Gordon joined Federated after working 10 years with J.P. Morgan Investment Management where he departed as a Vice President, Head of U.S. Equity Quantitative Research. Mr. Gordon earned his B.S. in Applied and Engineering Physics and M.Eng. in Operations Research and Industrial Engineering from Cornell University and his M.B.A. from the University of Chicago.


     2. If Federated Global Management Corp. is approved as the Adviser to the Funds please delete the first paragraph of the section entitled "Who Manages the Funds?" and replace with the following:

         The Board governs the Funds. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser is 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.







                                                         July 16, 2007






     Federated Securities Corp., Distributor

     Cusip 314212788                Cusip 314212812  Cusip 314212853
     Cusip 314212770                Cusip 314212796  Cusip 314212846
     Cusip 314212762                Cusip 314212820  Cusip 314212838

     37122 (7/07)




Federated Target ETF Fund 2015

Federated Target ETF Fund 2025

Federated Target ETF Fund 2035

Class A Shares
Class K Shares
Institutional Shares


Each a Portfolio of Federated Managed Allocation Portfolios


--------------------------------------------------------------------------------

     Supplement to Statement of Additional Information dated January 31, 2007.

     1. The Funds' Board of Trustees is considering a proposal to appoint Federated Global Investment Management Corp. as the Adviser to the Funds, effective August 17, 2007, as part of Federated's continuing efforts to utilize its various wholly owned investment advisory subsidiaries and their personnel most effectively in delivering advisory services to the Federated funds. If Federated Global Investment Management Corp. is approved by the Board of Trustees as the Adviser to the Funds please delete all references to Federated Equity Management Company of Pennsylvania and replace them with Federated Global Investment Management Corp. There is no assurance that the Board of Trustees will approve Federated Global Investment Management Corp. as the Adviser to the Funds. Shareholders of the Funds will be notified if such approval does not occur.



     2. Please delete the section entitled "Portfolio Manager Information", and replace with the following:



       Portfolio Manager Information
       The following information about the Funds' portfolio manager is provided as of June 30, 2007.

                                                                       ------------------------------------------------------------
               Other Accounts Managed                                      Total Number of Other Accounts   Managed / Total Assets*

               Gary P. Sabol
        -------------------------------------------------------------- -----------------------------------------------------
        -------------------------------------------------------------- -----------------------------------------------------
               Registered Investment Companies                                0
        -------------------------------------------------------------- -----------------------------------------------------
        -------------------------------------------------------------- -----------------------------------------------------
               Other Pooled Investment Vehicles                               0
        -------------------------------------------------------------- -----------------------------------------------------
        -------------------------------------------------------------- -----------------------------------------------------
               Other Accounts                                                 0
        -------------------------------------------------------------- -----------------------------------------------------
       * None of the Accounts has an advisory fee that is based on the performance of the account.

       Dollar value range of shares owned in the Funds: None.

       Gary Sabol is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

       In his interim Portfolio Manager role with respect to the Funds, Mr. Sabol's variable incentive will be based on management's assessment of his transition leadership and overall contributions to Funds performance and any other factors deemed as relevant.

       Mr. Sabol also leads a research team that analyzes performance and risk for Federated's equity accounts. For purposes of calculating IPP, each account supported is categorized into a designated "Strategy" and each Strategy is equally weighted. Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. fund designated peer groups of comparable accounts and benchmarks. Performance periods are adjusted on accounts with less than five years performance history; accounts with less than one-year of performance history may be excluded. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to account performance and any other factors as deemed relevant.

       The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

       As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Funds from being negatively affected as a result of any such potential conflicts.



The  following   information  will  be  added  if  Federated  Global  Investment
Management Corp. is approved as the adviser to the Funds.


     Portfolio Manager Information

     The following information about the Funds' portfolio managers is provided as of June 30, 2007.



                                                          -----------------------------------------------------------------
             Other Accounts Managed                            Total Number of Other Accounts   Managed / Total Assets*

             Philip Orlando
        ------------------------------------------------- -----------------------------------------------------------------
        ------------------------------------------------- -----------------------------------------------------------------
             Registered Investment Companies                   0
        ------------------------------------------------- -----------------------------------------------------------------
        ------------------------------------------------- -----------------------------------------------------------------
             Other Pooled Investment Vehicles                  0
        ------------------------------------------------- -----------------------------------------------------------------
        ------------------------------------------------- -----------------------------------------------------------------
             Other Accounts                                    0
        ------------------------------------------------- -----------------------------------------------------------------
     * None of the Accounts has an advisory fee that is based on the performance of the account.

     Dollar value range of shares owned in the Funds: None.

     Philip Orlando is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

     IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. each Fund's benchmark, which is determined at the beginning of each year according to the fund's neutral asset allocations (i.e., for Federated Target ETF Fund 2015 for 2007, 45% S&P 1500 Index/11% Morgan Stanley Capital International Europe, Australasia, Far East Index/44% Lehman Brothers Aggregate Bond Index; for Federated Target ETF Fund 2025 for 2007, 58% S&P 1500 Index/15% Morgan Stanley Capital International Europe, Australasia, Far East Index/27% Lehman Brothers Aggregate Bond Index; and for Federated Target ETF Fund 2035 for 2007, 66% S&P 1500 Index/17% Morgan Stanley Capital International Europe, Australasia, Far East Index/17% Lehman Brothers Aggregate Bond Index), and vs. each Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. For purposes of calculating IPP, each account managed and or overseen is categorized into a designated "Strategy" and each Strategy is equally weighted. Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. In his role as Chief Market Strategist, Mr. Orlando provides support to most of Federated's equity accounts, including the accounts for which he serves as portfolio manager. A portion of the IPP score is determined by the investment product performance of this group of accounts, measured as described above, vs. product specific benchmarks and peer groups. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

     The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

     In addition, Philip Orlando was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.



                                                             -----------------------------------------------------------------
Other Accounts Managed                                       Total Number of Other Accounts   Managed / Total Assets*
Timothy Goodger
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Funds: None.

Timothy Goodger is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. each Fund's benchmark, which is determined at the beginning of each year according to the fund's neutral asset allocations (i.e., for Federated Target ETF Fund 2015 for 2007, 45% S&P 1500 Index/11% Morgan Stanley Capital International Europe, Australasia, Far East Index/44% Lehman Brothers Aggregate Bond Index; for Federated Target ETF Fund 2025 for 2007, 58% S&P 1500 Index/15% Morgan Stanley Capital International Europe, Australasia, Far East Index/27% Lehman Brothers Aggregate Bond Index; and for Federated Target ETF Fund 2035 for 2007, 66% S&P 1500 Index/17% Morgan Stanley Capital International Europe, Australasia, Far East Index/17% Lehman Brothers Aggregate Bond Index), and vs. each Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. For purposes of calculating IPP, each account managed is categorized into a designated "Strategy" and each Strategy is equally weighted. Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. Additionally, as a member of the Equity Macro Group, Mr. Goodger provides research and analytical support to most of Federated's equity accounts, including the accounts for which he serves as portfolio manager. A portion of the IPP score is determined by the investment product performance of this group of accounts, measured as described above, vs. product specific benchmarks and peer groups. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.


                                                             -----------------------------------------------------------------
Other Accounts Managed                                       Total Number of Other Accounts   Managed / Total Assets*
James Gordon
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Funds: None.

James Gordon is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. each Fund's benchmark, which is determined at the beginning of each year according to the fund's neutral asset allocations (i.e., for Federated Target ETF Fund 2015 for 2007, 45% S&P 1500 Index/11% Morgan Stanley Capital International Europe, Australasia, Far East Index/44% Lehman Brothers Aggregate Bond Index; for Federated Target ETF Fund 2025 for 2007, 58% S&P 1500 Index/15% Morgan Stanley Capital International Europe, Australasia, Far East Index/27% Lehman Brothers Aggregate Bond Index; and for Federated Target ETF Fund 2035 for 2007, 66% S&P 1500 Index/17% Morgan Stanley Capital International Europe, Australasia, Far East Index/17% Lehman Brothers Aggregate Bond Index), and vs. each Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. For purposes of calculating IPP, each account managed is categorized into a designated "Strategy" and each Strategy is equally weighted. Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. In his role as Head of Quantitative Analysis and Research, Mr. Gordon provides research and analytical support to most of Federated's equity accounts, including the accounts for which he serves as portfolio manager. A portion of the IPP score is determined by the investment product performance of this group of accounts, measured as described above, vs. product specific benchmarks and peer groups. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, James Gordon was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Funds from being negatively affected as a result of any such potential conflicts.


3. If Federated Global Management Corp. is approved as the adviser to the Fund, under the section entitled "Addresses" please replace the "Investment Adviser" address with the following:


     Investment Adviser

     Federated Global Investment Management Corp.
     450 Lexington Avenue, Suite 3700
     New York, NY 10017-3943



                                                                July 16, 2007

     Federated Securities Corp., Distributor

     Cusip 314212788                Cusip 314212812  Cusip 314212853
     Cusip 314212770                Cusip 314212796  Cusip 314212846
     Cusip 314212762                Cusip 314212820  Cusip 314212838



     37123 (7/07)


Federated Balanced Allocation Fund
         Class A Shares
         Class B Shares
         Class C Shares
A Portfolio of Federated Managed Allocation Portfolios
--------------------------------------------------------------------------------

Supplement to Prospectus dated February 1, 2007.

1. Under the section entitled "Information About the Underlying Funds", sub-heading Federated Kaufmann Fund, please delete the first paragraph and replace it with the following:



         The investment objective of FKF is to provide capital appreciation.
         In seeking to meet its objective, FKF invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, NASDAQ stock market and on the over-the-counter market. Up to 30% of FKF's net assets may be invested in foreign securities. Solely for purposes of complying with this policy an issuer's security will be considered to be a foreign security if the security is denominated in a foreign currency or purchased on a securities exchange outside the United States. Certain securities not included in this definition of foreign securities may still be subject to risks of foreign investing that are described in this prospectus. For example, an issuer that is organized in an offshore jurisdiction but who has its principal place of business and/or whose securities are traded principally on a securities exchange in the United States will not be considered a foreign security for purposes of this policy but may still be subject to risks associated with foreign securities. When investing in foreign securities, FKF's Adviser may emphasize investment in a particular country or group of countries which may subject FKF to the risks of investing in such country or group of countries and/or emerging market risks to a greater extent than if FKF's foreign security exposure was diversified over a greater number of countries. When deciding which securities to buy FKF considers:

o the growth prospects of existing products and new product development; o the economic outlook of the industry; o the price of the security and its estimated fundamental value; and o relevant market, economic and political environments.


2. Under the section entitled "What are the Specific Risks of Investing in the Fund?", sub-heading Risk of Foreign Investing, please delete the paragraph and replace it with the following:

         Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
         Foreign companies may not provide information (including financial statements) as frequently or completely as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent an Underlying Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of an Underlying Fund's investments. When an Underlying Fund's investment in foreign securities emphasizes a particular country or group of countries, the Underlying Fund may be significantly affected by the economic, political or regulatory developments affecting such country or group of countries. Additionally, natural disasters affecting such country or countries could have an adverse effect on an Underlying Fund's investment in companies located in such country.


3. Under the section entitled "Who Manages the Fund?" please delete the biography of John W. Harris in its entirety and insert the following:

         Gary P. Sabol has been appointed as the interim portfolio manager of the Fund pending consideration by the Fund's Board of Trustees of a proposal to appoint Federated Global Investment Management Corp. as the Adviser to the Fund as part of Federated's continuing efforts to utilize its various wholly owned investment advisory subsidiaries and their personnel most effectively in delivering advisory services to the Federated funds. Mr. Sabol will perform the asset allocation responsibilities previously performed by Mr. Harris. If Federated Global Investment Management Corp. is approved as the Adviser to the Fund, Philip J. Orlando will become the portfolio manager of the Fund responsible for asset allocation effective August 17, 2007 and Mr. Sabol would simultaneously cease to be a portfolio manager of the Fund. There is no assurance that the Board of Trustees will approve Federated Global Investment Management Corp. as the Adviser to the Fund. Shareholders of the Fund will be notified if such approval does not occur. The biographies of Mr. Sabol and Mr. Orlando are set forth below.


         Gary P. Sabol

          Gary P. Sabol has been the Portfolio Manager responsible for the asset allocation of the Fund since July 2007. Mr. Sabol joined Federated in April 1992 as a Fund Analyst. Since May 2005, Mr. Sabol has been the Manager of the Equity Performance Attribution and Risk Management Team, providing analysis to global equity funds. He became a Vice President of the Fund's Adviser in February 2007. Mr. Sabol earned his B.S. in Finance and his M.S. in Finance and Accounting from Duquesne University.


         Philip J. Orlando

          Philip J. Orlando, Chartered Financial Analyst, has been the Portfolio Manager responsible for the asset allocation of the Fund since August 2007. Mr. Orlando joined Federated in March 2003 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Currently, Mr. Orlando is the Chief Equity Market Strategist of the Fund's Adviser. From November 1995 to March 2003, Mr. Orlando was the Chief Investment Officer and Senior Equity Portfolio Manager at Value Line Asset Management. Mr. Orlando earned his B.A. in Journalism and M.B.A with a concentration in Economics from New York University.




4. If Federated Global Investment Management Corp. is approved as the Adviser to the Fund please delete the first paragraph of the section entitled "Who Manages the Fund?" and replace with the following:

         The Board governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

5. Under the section entitled "Portfolio Management Information for the Underlying Funds", sub-heading Federated Capital Appreciation Fund, please delete the biography of Carol Miller and replace it with the following:

         Carol R. Miller is the lead Portfolio Manager responsible for managing the Fund. Dean J. Kartsonas is a Portfolio Manager responsible for managing the Fund.

         Carol R. Miller has been the Fund's Portfolio Manager since November 2005. Ms. Miller joined Federated as a Senior Vice President and Senior Portfolio Manager in November 2005. Ms. Miller was an Adjunct Professor of the Portfolio Management Course at Ohio State University from March 2005 until June 2005. From April 2003 until September 2004, Ms. Miller served as Managing Director, Growth Team Leader at Banc One Investment Advisors and from December 1999 until April 2003, she served as Director of Equity Securities at Nationwide Insurance. Ms. Miller is a Chartered Financial Analyst. She earned her B.S. in Finance and Accounting from Ohio State University and her M.B.A. in Finance from Ohio State University.

         Dean J. Kartsonas has been the Fund's Portfolio Manager since May 2007. Mr. Kartsonas joined Federated as an Investment Analyst in Federated's high yield department in September 1994. From March 2000 through May 2007 he has served as a Portfolio Manager and a Senior Investment Analyst in Federated's equity department. He became a Vice President in January 2004 and is a Chartered Financial Analyst. He earned his B.S. from Cornell University and his M.B.A. from the University of Pittsburgh.



                                                                July 16, 2007



Federated Securities Corp., Distributor

Cusip 314212887
Cusip 314212879
Cusip 314212861
37079 (7/07)




Federated Balanced Allocation Fund
         Class A Shares
         Class B Shares
         Class C Shares

A Portfolio of Federated Managed Allocation Portfolios
--------------------------------------------------------------------------------

Supplement to Statement of Additional Information dated February 1, 2007.


1. The Fund's Board of Trustees is considering a proposal to appoint Federated Global Investment Management Corp. as the Adviser to the Fund, effective August 17, 2007, as part of Federated's continuing efforts to utilize its various wholly owned investment advisory subsidiaries and their personnel most effectively in delivering advisory services to the Federated funds. If Federated Global Investment Management Corp. is approved by the Board of Trustees as the Adviser to the Fund please delete all references to Federated Equity Management Company of Pennsylvania and replace them with Federated Global Investment Management Corp. There is no assurance that the Board of Trustees will approve Federated Global Investment Management Corp. as the Adviser to the Fund. Shareholders of the Fund will be notified if such approval does not occur.

2. Under "Portfolio Manager Information" please delete the information for John W. Harris and add the following:

Portfolio Manager Information

The following information about the Fund's portfolio managers is provided as of June 30, 2007.



                                                             -----------------------------------------------------------------
Other Accounts Managed                                       Total Number of Other Accounts   Managed / Total Assets*
-----------------------------------------------------------

Gary P. Sabol
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Gary Sabol is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

In his interim Portfolio Manager role with respect to the Fund, Mr. Sabol's variable incentive will be based on management's assessment of his transition leadership and overall contributions to Fund performance and any other factors deemed as relevant.

Mr. Sabol also leads a research team that analyzes performance and risk for Federated's equity accounts. For purposes of calculating IPP, each account supported is categorized into a designated "Strategy" and each Strategy is equally weighted. Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. fund designated peer groups of comparable accounts and benchmarks. Performance periods are adjusted on accounts with less than five years performance history; accounts with less than one-year of performance history may be excluded. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to account performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.



The following information will be added if Federated Global Investment Management Corp. is approved as the adviser to the Funds.

                                                             -----------------------------------------------------------------
Other Accounts Managed                                       Total Number of Other Accounts   Managed / Total Assets*
Philip J. Orlando
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Philip Orlando is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is calculated based on certain other accounts managed and or overseen by the portfolio manager. For purposes of calculating IPP, each account is categorized into a designated "Strategy" and each Strategy is equally weighted. Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. fund designated peer group of comparable accounts and benchmarks. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. In his role as Chief Market Strategist, Mr. Orlando provides support to most of Federated's equity accounts, including the accounts for which he serves as portfolio manager. A portion of the IPP score is determined by the investment product performance of this group of accounts, measured as described above, vs. product specific benchmarks and peer groups. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, Philip Orlando was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


3. Under "Portfolio Manager Information for the Underlying Funds", sub-section Federated Capital Appreciation Fund, please add the following information for Dean Kartsonas:

     Portfolio Manager Information
     The following information about the Fund's portfolio manager is provided as of May 31, 2007.

                                                             -----------------------------------------------------------------
     Other Accounts Managed by Dean Kartsonas                     Total Number of Other Accounts   Managed / Total Assets*
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
     Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
     Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
     Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------
     * None of the Accounts has an advisory fee that is based on the performance of the account.

     Dollar value range of shares owned in the Fund: none.

     Dean Kartsonas is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

     IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's designated peer group of comparable accounts and vs. the Fund's benchmark (i.e., S&P 500 Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. The performance of certain of these accounts is excluded when calculating IPP. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevent.

     The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

     As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


4. If Federated Global Management Corp. is approved as the adviser to the Fund, under the section entitled "Addresses" please replace the "Investment Adviser" address with the following:

     Investment Adviser

     Federated Global Investment Management Corp.
     450 Lexington Avenue, Suite 3700
     New York, NY 10017-3943

                                                         July 16, 2007



Federated Securities Corp., Distributor

Cusip 314212887
Cusip 314212879
Cusip 314212861
37080 (7/07)